RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of exposure to the price risk

The Company estimates that provided all other variables remain constant, a 10% revaluation/(devaluation) of each market price would generate the following increase/(decrease) in the fiscal year’s income, before income tax in relation to financial assets at fair value through profit and loss detailed in Note 12.2 to these Consolidated Financial Statements:

	Increase of the result for the year
Financial assets	12.31.2021	12.31.2020
Shares	15	4
Government securities	28	21
Corporate Bonds	2	-
Investment funds	4	9
Variation of the result of the year	49	34

Schedule of borrowings classified by interest rate and currency

The following chart shows the breakdown of the Company’s borrowings classified by interest rate and the currency in which they are denominated:

	12.31.2021	12.31.2020
Fixed interest rate:
Argentinian pesos	11	53
U.S dollar	1,318	1,318
Subtotal loans granted at a fixed interest rate	1,329	1,371

Floating interest rates:
Argentinian pesos	-	133
U.S dollar	87	82
Subtotal loans granted at a floating interest rate	87	215

Non interest accrued
Argentinian pesos	-	8
U.S dollar	22	20
Subtotal no interest accrued	22	28
Total borrowings	1,438	1,614

Schedule of expected credit loss on trade receivables and financial assets rates

The expected credit loss on trade receivables and financial assets as of December 31, 2021, 2020 and 2019 amounts to US$ 1 million, US$ 12 million and US$ 1 million, respectively and was determined based on credit loss rates calculated for days past due detailed below:

12.31.2021	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.06%	0.29%	2.08%	2.83%	4.67%	6.12%	6.24%	6.25%
Oil and Gas	0.04%	0.17%	0.77%	2.72%	6.88%	19.88%	21.97%	15.89%
Petrochemicals	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%
Holding	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%

12.31.2020	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.35%	1.11%	5.74%	9.78%	11.23%	19.77%	20.87%	22.71%
Oil and Gas	0.49%	0.72%	5.96%	16.21%	16.23%	17.74%	17.76%	17.79%
Petrochemicals	0.02%	0.06%	0.72%	2.26%	9.95%	23.84%	19.14%	36.92%
Holding	12.58%	0.94%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

12.31.2019	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.10%	0.35%	1.99%	2.95%	4.03%	5.59%	9.79%	16.13%
Oil and Gas	0.53%	1.49%	9.45%	18.03%	18.50%	18.81%	18.90%	18.92%
Distribution of energy	3.00%	3.00%	8.00%	18.00%	20.00%	45.00%	72.00%	72.00%
Petrochemicals	0.39%	0.73%	6.88%	16.66%	25.32%	29.59%	30.97%	43.05%
Holding	1.85%	2.81%	6.84%	17.15%	26.77%	43.21%	49.89%	65.29%

Schedule of liquidity index

The determination of the Company’s liquidity index for fiscal years ended December 31, 2021 and 2020 is detailed below:

	12.31.2021	12.31.2020

Current assets	1,125	948
Current liabilities	342	448

Index	3.29	2.12

Schedule of financial liabilities contractual undiscounted cash flows maturity

The following table includes an analysis of the Company trade receivables and financial liabilities, grouped according to their maturity dates and considering the period remaining until their contractual maturity date from the date of the Consolidated Financial Statements. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for the understanding of the cash flow calendar. The amounts shown in the table are the contractual undiscounted cash flows.

As of December 31, 2021	Trade receivables	Trade and other payables (1)	Borrowings
Less than three months	256	178	56
Three months to one year	-	4	102
One to two years	-	5	557
Two to five years	-	3	256
More than five years	-	4	1,025
Total	256	194	1,996

As of December 31, 2020	Trade receivables	Trade and other payables (1)	Borrowings
Less than three months	244	114	82
Three months to one year	3	2	228
One to two years	-	7	111
Two to five years	-	3	645
More than five years	-	6	1,145
Total	247	132	2,211

(1)	Includes Lease Liabilities (see Note 19)

Schedule of financial leverage ratios

Financial leverage ratios as at December 31, 2021 and 2020 were as follows:

	12.31.2021	12.31.2020
Total borrowings	1,438	1,614
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(568)	(466)
Net debt	870	1,148
Total capital	2,655	2,576
Leverage ratio	32.77%	44.57%